Principal accounting policies (Policies)	12 Months Ended
Dec. 31, 2022
Principal accounting policies
Basis of presentation
(a)	Basis of presentation

The consolidated financial statements have been prepared in accordance with the U.S. GAAP. Significant accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized below.

Effective from November 14, 2022, the Company changed the ratio of the ADS representing its Class A ordinary shares from one ADS representing one-half of one Class A ordinary share to one ADS representing five Class A ordinary shares.

Use of estimates
(b)	Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from such estimates.

The Group believes that revenue recognition in determining whether the Company is the principal or an agent to the arrangements with merchants, impairment assessment of goodwill and long-lived assets, fair value determination related to the accounting for business combinations, impairment assessment of investments in equity securities without readily determinable fair value, determination of share-based compensation and valuation of convertible notes reflect more significant judgments and estimates used in the preparation of its consolidated financial statements.

Management bases the estimates on historical experience and on various other assumptions as discussed elsewhere to the consolidated financial statements that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from these estimates.

Consolidation
(c)	Consolidation

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIE and a VIE’s subsidiaries for which the Company or its subsidiary is the primary beneficiary. All transactions and balances among the Company, its subsidiaries, its VIE and a VIE’s subsidiaries have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers; or has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A VIE is an entity in which the Company, or its subsidiary, through contractual agreements, bears the risks of, and enjoys the rewards normally associated with ownership of the entity. In determining whether the Company or its subsidiaries are the primary beneficiary, the Company considered whether it has the power to direct activities that are significant to the VIE’s economic performance, and also the Group’s obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Beijing WFOE and ultimately the Company hold all the variable interests of the VIE and its subsidiaries, and has been determined to be the primary beneficiary of the VIE.

Non-controlling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statement of comprehensive loss, statement of changes in equity and balance sheet, respectively.

Foreign currency translation
(d)	Foreign currency translation

The reporting currency of the Company is the United States dollars (“US$”). The Company is a holding company engaged in capital raising and financing activities denominated in US$. As such, the Company’s functional currency has been determined to be the US$. The functional currency of the Company’s subsidiaries is the local currency of the country in which they are domiciled.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange existing at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into the functional currency at the applicable rates of exchange prevailing at the transaction date. Transaction gains and losses are recognized in “other gains/(losses), net”. Assets and liabilities denominated in foreign currencies are translated at the exchange rates at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive loss in the consolidated statements of changes in shareholders’ equity and comprehensive loss.

Fair value of financial instruments
(e)	Fair value of financial instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. When available, the Company uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs.

Fair value measurements are based on a fair value hierarchy, based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, such as quoted market prices for similar assets and liabilities; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 — Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company values its investments in wealth management products issued by banks classified as short-term investments in the consolidated balance sheets (Note 2(k)) using quoted subscription or redemption prices published by the banks and financial institution. Accordingly, the Company classifies the valuation techniques that use these inputs as Level 2.

The carrying amounts of cash and cash equivalents, time deposits, restricted cash, accounts receivable, amount due from an equity investee, rebates receivable, accounts payable, other financial assets and liabilities approximate their fair values due to the short-term nature of these instruments. Based on the borrowing rates currently available to the Group for debt with similar terms, the carrying amounts of the short-term bank borrowings approximate their fair values (using Level 2 inputs).

The Group values its listed equity securities using quoted prices for the underlying securities in active markets. Accordingly, the Group classifies the valuation techniques that use these inputs as Level 1.

(ii)	Fair value measurement on a non-recurring basis

The Group measures an equity investment accounted for using the equity method at fair value on a non-recurring basis only if an impairment charge were to be recognized. For the years ended December 31, 2020, 2021 and 2022, no impairments were recorded on the investment in an equity investee which would require fair value measurement on a non-recurring basis.

Equity investments accounted for using the net asset value per share as a practical expedient (Note 2(k)(i)) and measurement alternative (Note 2(m)) are generally not categorized in the fair value hierarchy. However, if equity investments without readily determinable fair values accounted for using the measurement alternative were re-measured during the year, they would be classified within Level 3 in the fair value hierarchy because the Group estimated the value of the investments based on valuation methods using the observable transaction price at the transaction date and other unobservable inputs. See Note 2(m) for details.

Cash, cash equivalents and restricted cash
(f)	Cash, cash equivalents and restricted cash

Cash and cash equivalents include cash on hand, cash in bank and time deposits placed with banks or other financial institutions, which have original maturities of three months or less and are readily convertible to known amounts of cash.

Restricted cash represented bank deposits in accounts that are restricted as to withdrawal or usage. For restriction which is expected to be released within one year of the balance sheet date, the respective restricted cash balance is classified as current. As of December 31, 2021 and 2022, the Group’s restricted cash mainly represents balance held in restricted bank accounts as required by certain loan agreements and escrow amount deposited for a business acquisition.

Time deposits
(g)	Time deposits

Time deposits represent demand deposits placed with banks with original maturities of more than three months but less than one year. Interest income is recognized using the effective interest method in the consolidated statements of comprehensive loss during the periods. Time deposits are valued based on the prevailing interest rates in the market.

Accounts receivable, net
(h)	Accounts receivable, net

Accounts receivable are presented net of allowance for credit losses. The Group evaluates its accounts receivable for expected credit losses on a regular basis. The Group maintains an estimated allowance for credit losses which reflects its best estimate of amounts that potentially will not be collected. The Group uses various credit quality indicators including but not limited to historical collection experience and credit-worthiness of the customers as well as the age of the receivables balance to monitor the Group’s receivables within the scope of expected credit losses model and use these as a basis to develop the Group’s expected loss estimates. Additionally, the Group makes specific allowance in the period based on any specific knowledge the Group has acquired that might indicate that an individual account is uncollectible. The facts and circumstances of each account may require the Group to use judgment in assessing its collectability. See Note 2(j) for current expected credit losses upon adoption of ASU No. 2016-13, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASC 326”).

Rebates receivable
(i)	Rebates receivable

Rebates receivable represent sales rebates that have already been earned but not received from third party publishers. The Group earns its rebates from purchasing advertising spaces from these website publishers.

Current expected credit losses upon adoption of ASC 326
(j)	Current expected credit losses upon adoption of ASC 326

In 2016, the FASB issued ASC 326, which amends previously issued guidance regarding the impairment of financial instruments by creating an impairment model that is based on expected losses rather than incurred losses. Subsequently, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, to clarify that receivables arising from operating leases are within the scope of lease accounting standards. Further, the FASB issued ASU No. 2019-04, ASU No. 2019-05, ASU 2019-10, ASU 2019-11, ASU 2020-02 and ASU 2020-03 to provide additional guidance on the credit losses standard. The Group adopted ASC 326 and several associated ASUs on January 1, 2020 using a modified retrospective approach, resulting in a net adjustment of US$3,972 to the opening balance of accumulated losses with a corresponding credit loss provision over accounts receivable being recognized in the consolidated balance sheet as of January 1, 2020. As of December 31, 2021 and 2022, the credit loss provision for accounts receivable and loans and interest receivable being recognized in the consolidated balance sheets amounted to US$23,075 and US$41,258, respectively.

The Group’s cash and cash equivalents, time deposits, restricted cash, accounts receivable, amount due from an equity investee, rebates receivable, other current assets and other assets are within the scope of ASC 326. The Group has identified the relevant risk characteristics of its customers and the related receivables and other current assets which include size, type of the services the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools for collective evaluation. Receivables that do not share similar risk characteristics are evaluated on an individual basis. Receivables evaluated individually are not included in the collective evaluation. For each pool for collective evaluation, the Group considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. Other key factors that influence the expected credit loss analysis include customer demographics, payment terms offered in the normal course of business to customers, and industry-specific factors that could impact the Group’s receivables. Additionally, external data and macroeconomic factors are also considered. This is assessed at each quarter based on the Group’s specific facts and circumstances.

Management applies ASC 326 in estimating the allowance for credit losses on loans and interest receivable as included in other current assets on the consolidated balance sheets not sharing similar risk characteristics on an individual basis. The key factors considered when determining the above allowances for credit losses include the estimated loan collection schedule under different scenarios and their corresponding probability of occurrence, discount rate, financial condition and performance data of the borrowers and their cash flow forecasts considering current and future economic conditions.

2	Principal accounting policies (Continued)
(j)	Current expected credit losses upon adoption of ASC 326 (Continued)

The following table presents the movement in the allowance for credit losses for the years ended December 31, 2021 and 2022.

	Accounts receivable		Loans and interest receivable
	(Note)
	For the years ended		For the years ended
	December 31,		December 31,
	2021	2022	2021	2022
Balance at the beginning of year	11,749	22,786	—	289
Provision for the year	12,424	18,542	289	3,661
Accounts receivable written off	(1,669)	(1,978)	—	—
Exchange differences	282	(2,135)	—	93
Balance at the end of year	22,786	37,215	289	4,043

Investments
(k)	Investments

	As of December 31,
	2021	2022
Short-term investments under current assets
Fund investments (Note (i))	3,647	3,665
Listed equity securities (Note (ii))	—	1,609
Wealth management products (Note (iii))	1,574	1,737
Available-for-sale debt investments (Note (iv))	2,550	—
	7,771	7,011

Other long-term investments under non-current assets
Available-for-sale debt investments (Note (iv))	—	3,000
Equity investments (Note 2(m))	12,114	2,970
	12,114	5,970

2	Principal accounting policies (Continued)
(k)	Investments (Continued)
(i)	Fund investments

Fund investments over which the Group does not have the ability to exercise significant influence, are required to be measured at fair value under ASC 321 “Investments—Equity Securities” (“ASC 321”). The Group has adopted the practical expedient in ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of these investments which were without readily determinable fair value. Fund investments included in the consolidated balance sheet as short-term investments as of December 31, 2021 and 2022 amounted to US$3,647 and US$3,665 respectively and the change in fair value recorded in consolidated statement of comprehensive loss. Fair value change of US$187, US$452 and US$17 were recognized under “other gains/(losses), net” for the years ended December 31, 2020, 2021 and 2022 respectively.

(ii)	Listed equity securities

Investments in listed equity securities are reported at fair value in the consolidated balance sheets and the unrealized gains and losses are recorded in the consolidated statements of comprehensive loss under ASU 2016-01. Listed equity securities recorded in the consolidated balance sheet as short-term investments as of December 31, 2021 and 2022 amounted to US$nil and US$1,609, respectively, and the change in fair value recorded in the consolidated statement of comprehensive loss under “other gains/(losses), net” for the years ended December 31, 2020, 2021 and 2022 amounted to US$1,157, US$127 and US$100, respectively.

(iii)	Wealth management products

Wealth management products are issued by banks in the PRC which are redeemable by the Group at any time. They are unsecured with variable interest rates and primarily invested in debt securities issued by the PRC government, corporate debt securities and central bank bills. The Group measures these investments at fair value using the quoted subscription or redemption prices published by the bank. Wealth management products recorded in the consolidated balance sheet as short-term investments as of December 31, 2021 and 2022 amounted to US$1,574 and US$1,737 respectively and the change in fair values recorded in the consolidated statement of comprehensive loss under “other gains/(losses), net” amounted to US$52, US$9 and US$65 for the years ended December 31, 2020, 2021 and 2022, respectively.

(iv)	Available-for-sale debt investments

Available-for-sale debt investments of the Group include investments in convertible notes issued by two private companies as accounted for under the fair value option, for which the total fair values as of December 31, 2021 and 2022 were US$2,550 and US$3,000, respectively. Interest income and all other changes in the carrying amount of this debt investment are recognized in earnings. The Company recorded fair value losses on debt investments of US$2,550 (2021: US$nil) for the year ended December 31, 2022.

Investment in an equity investee
(l)	Investment in an equity investee

Investment in an equity investee represents the Group’s investment in a privately held company. The Group applies the equity method to account for an equity investment in common stock or in-substance common stock, according to Accounting Standards Codification (“ASC”) 323 “Investment — Equity Method and Joint Ventures,” over which it has significant influence but does not own a majority equity interest or otherwise control.

Under the equity method, the Group initially records the investments at cost and the difference between the cost of the equity investee and the fair value of the underlying net assets of the equity investee is recognized as equity method goodwill and intangible assets acquired, which is included in the equity method investments on the consolidated balance sheets. The Group subsequently adjusts the carrying amount of the investments to recognize its (i) proportionate share of each equity investee’s post-acquisition net income or loss into earnings, (ii) share of post-acquisition movements in accumulated other comprehensive income into other comprehensive income, and (iii) cash distributions from investees, after the date of investment. When the Group’s share of loss in the equity investee equals or exceeds its interest in the equity investee, the Group does not recognize further loss, unless the Group has incurred obligations or made payments or guarantees on behalf of the equity investee.

The Group evaluates its equity method investment for impairment under ASC 323-10. An impairment loss on the equity method investment is recognized in the consolidated statement of comprehensive loss when the decline in value is determined to be other-than-temporary. No impairment loss has been recorded during the years ended December 31, 2020, 2021 and 2022.

Other long-term investments
(m)	Other long-term equity investments

The Group’s other long-term equity investments as of December 31, 2021 and 2022 consist of equity securities without readily determinable fair value.

In accordance with ASC 321 “Investments—Equity Securities”, the Group is required to measure its equity investments at fair value and any changes in fair value are recognized in earnings. For equity investments without readily determinable fair value and does not qualify for the existing practical expedient in ASC 820 to estimate fair value using the net asset value per share (or its equivalent) of the investments, the Group has elected to use the measurement alternative to measure its equity investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. Significant judgments are required to determine (i) whether observable price changes are orderly transactions and identical or similar to an investment held by the Company; and (ii) the selection of appropriate valuation methodologies and underlying assumptions, including expected volatility and the probability of exit events as it relates to liquidation and redemption features used to measure the price adjustments for the difference in rights and obligations between instruments.

Management makes a qualitative assessment as to whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, management estimates the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Company recognizes an impairment loss in net loss equal to the difference between the carrying value and fair value. Management applied judgment in (i) determining whether the investment is impaired, (ii) estimating the impairment amount if an impairment exists, and (iii) determining valuation methods and key valuation assumptions and data used in estimating the impairment amounts. These judgments consider various factors and events including a) adverse performance of investees; b) adverse industry developments affecting investees; and c) adverse regulatory, social, economic or other developments affecting investees. These judgements include the selection of valuation methods in estimating fair value and the determination of key valuation assumptions used, comprising selection of comparable companies and multiples, and discount for lack of marketability. The Company recognized impairment losses of US$4,038 and US$10,805 for the years ended December 31, 2021 and 2022 respectively. There was no impairment loss recognized for the year ended December 31, 2020.

Property and equipment, net
(n)	Property and equipment, net

Property and equipment are stated at historical cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated using the straight-line method over their estimated useful lives. The estimated useful lives are as follows:

Leasehold improvements	Over the shorter of lease term or 2 – 5 years
Furniture and fixtures	2 – 5 years
Office equipment	3 – 5 years
Motor Vehicles	3 – 5 years

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statement of comprehensive loss.

Acquisitions
(o)	Acquisitions
(i)	Business combinations

The Group accounts for acquisitions of entities that include inputs and processes and have the ability to create outputs as business combinations. The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 “Business Combinations” (“ASC 805”). The cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations as of the acquisition date. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive loss as gain on bargain purchase. During the measurement period, which can be up to one year from the acquisition date, the Group may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of comprehensive loss.

(ii)	Assets acquisition

ASC 805-10-55-5A, which sets forth a screen test, provides that if substantially all of the fair value of the assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets, the assets acquired are not considered to be a business. The acquisition should be accounted for by the Company as an asset acquisition in accordance with ASC 805-50, rather than as a business combination. Under an asset acquisition, the cost to acquire the group of assets is allocated to the individual assets acquired or liabilities assumed based on their relative fair values.

Intangible assets, net
(p)	Intangible assets, net

Intangible assets mainly consist of computer software licenses purchased from external parties and computer software and systems, developed technologies, customer relationship, brand name, contract backlog and advertising contract acquired through the acquisitions of subsidiaries. Identifiable intangible assets are carried at acquisition cost less accumulated amortization and impairment loss, if any. Amortization of finite lived intangible assets is computed using the straight-line method over the following estimated useful lives, which are as follows:

Computer software and systems	2 – 5 years
Developed technologies	5 years
Customer relationship	4 – 5 years
Brand name	4 years
Contract backlog	3 years
Advertising contract	30 years

Impairment of goodwill and Impairment of other long-lived assets and intangible assets
(q)	Impairment of goodwill

Goodwill represents the excess of the purchase consideration over the fair value of assets and liabilities of businesses acquired. Goodwill is not subject to regular periodic amortization. Instead, management conducts a goodwill impairment test at the reporting unit level annually in the fourth quarter, or more frequently when events or circumstances occur indicating that the recorded goodwill may be impaired.

A reporting unit is an operating segment or a component of an operating segment which is a business and for which discrete financial information is available and reviewed by a segment manager. The Group’s reporting units include (i) the Marketing Solutions and (ii) the Enterprise Solutions.

In accordance with the guidance from ASU No. 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Accounting for Goodwill Impairment, for the purpose of the goodwill impairment test, the Group first assesses qualitative factors to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount. If an initial qualitative assessment identifies that it is more likely than not that the carrying value of a reporting unit exceeds its estimated fair value, an additional quantitative evaluation is performed. Alternatively, the Group may elect to proceed directly to the quantitative goodwill impairment test. As part of the quantitative goodwill impairment test, the Group compares the fair value of each reporting unit to its carrying value, with an impairment charge recorded for the amount by which the carrying amount exceeds the reporting unit’s fair value up to a maximum amount of the goodwill balance for the reporting unit.

For evaluation of reporting units using a quantitative assessment, the Group determines the fair values of the Marketing Solutions reporting unit and the Enterprise Solutions reporting unit as of December 31, 2021 based on a market approach and an income approach, respectively. During the year ended December 31, 2022, due to the Company’s plan to strategically downsize the Marketing Solutions reporting unit, the Company considered the identification of companies comparable to the downsized Marketing Solutions reporting unit under a market approach using the guideline public company method to be not practical whereby the use of an income approach to estimate the fair value of Marketing Solutions reporting unit as of December 31, 2022 is considered to be more appropriate. Therefore, the Group determines the fair values of both the Marketing Solutions reporting unit and the Enterprise Solutions reporting unit as of December 31, 2022 based on an income approach.

2	Principal accounting policies (Continued)
(q)	Impairment of goodwill (Continued)

Under the market approach, the Group estimates the fair value of the Marketing Solutions reporting unit based on market multiples of current year revenue for the reporting unit. Under the income approach, the Group estimates the fair value of the reporting units based on discounted cash flow method derived from the reporting unit’s long-term forecasts which included a five-year future cash flow projection and an estimated terminal value. The cash flow projection is based on management’s most recent view of the long-term outlook for the reporting units in order to come up with revenue growth rates, gross margin, the estimated terminal value using a terminal year long-term future growth rate, discount rates, and other assumptions deemed reasonable by management.

Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and estimating the fair value of each reporting unit. Estimating fair value of individual reporting units requires the exercise of significant management judgment, including judgment in an income approach about appropriate revenue growth rates, gross margin, an estimated terminal value using a terminal year long-term future growth rate and a discount rate for the reporting units. Changes in these estimates and assumptions could materially affect the estimation of fair value for each reporting unit.

As of December 31, 2021, based on the assessment performed by management, the fair values of Marketing Solutions reporting unit and Enterprise Solutions reporting unit exceeded their carrying values by around 41% and 113%, respectively. Therefore, no impairment for goodwill was recognized for the year ended December 31, 2021.

As of December 31, 2022, the Group determined that there were sufficient indicators to trigger a quantitative goodwill impairment analysis. The indicators included, among others: (1) the underperformance against plan of the Group’s reporting units due to the negative impact of the COVID-19 outbreak to the macroeconomy of the PRC, (2) a revision of the Group’s forecasted future earnings due to intensified industry competition, and (3) a decline in the Company’s market capitalization in 2022. The Group’s annual quantitative goodwill impairment analysis as of December 31, 2022 indicated that both Marketing Solutions and Enterprise Solutions reporting units were fully impaired. Accordingly, the Group recognized an impairment charge of US$53,024 and US$27,113 for the Marketing Solutions reporting unit and the Enterprise Solutions reporting unit, respectively, for the year ended December 31, 2022.

(r)	Impairment of long-lived assets

Long-lived assets of the Group including property and equipment, intangible assets (other than goodwill) and right-of-use-assets which are held and used are reviewed for impairment when events or changes in the circumstances indicate that the carrying value of an asset or asset group may no longer be recoverable. For an asset or asset group that is held and used, the asset or asset group represents the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets or asset groups. Factors considered by the Group in its impairment assessments of long-lived assets that are held and used include, but are not limited to, significant underperformance relative to historical or projected operating results; significant changes in the manner of use of the acquired assets or asset groups or the strategy for the overall business; and significant negative industry or economic trends. When the carrying value of a long-lived asset or asset group that is held and use may not be recoverable based upon the existence of one or more of the above indicators of impairment, the Group estimates the future undiscounted cash flows expected to result from the use of the asset or asset group and its eventual disposition. If the sum of the expected future undiscounted cash flows and eventual disposition is less than the carrying amount of the asset or asset group, the Group recognizes an impairment loss. An impairment loss is reflected as the amount by which the carrying amount of the asset or asset group exceeds the fair value of the asset or asset group, based on the fair value if available, or discounted cash flows, if fair value is not available. The discounted cash flow model on which the fair value of the asset or asset group as part of the Group’s impairment tests is based includes significant assumptions relating to revenue growth rates, gross margin, and other controllable expenses.

2	Principal accounting policies (Continued)
(r)	Impairment of long-lived assets (Continued)

The Group has identified certain long-lived asset groups which are held and used that are subject to indicators (which are similar to the indicators for goodwill impairment as explained in Note 2(r)) to trigger quantitative impairment assessments. Based on the Group’s impairment assessments on those long-lived asset groups as of December 31, 2022, the Group recorded impairment of long-lived assets of US$53,349 during the year ended December 31, 2022, out of which US$49,778, US$1,206 and US$2,365 were related to intangible assets (other than goodwill), property and equipment, and right-of-use assets, respectively. Out of the total impairment charges of US$53,349, US$48,946 and US$4,403 were recorded in cost of revenues and operating expenses, respectively.

No impairments related to long-lived assets were recorded during the years ended December 31, 2020 and 2021.

Lease accounting
(s)	Lease accounting

The Company determines if an arrangement is a lease or contains a lease at lease inception. For operating leases, the Company recognizes right-of-use assets (“ROU assets”) and lease liabilities based on the present value of the lease payments over the lease term on the consolidated balance sheets at commencement date. The Company estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located.

The Group records rent expense for operating leases, including leases of office premises, on a straight-line basis over the lease term. The Group begins recognition of rent expense on the commencement date, which is generally the date that the asset is made available for use. The lease liability is included in lease liabilities, current and lease liabilities, non-current within the consolidated balance sheets, which are reduced as lease related payments are made. The ROU asset is amortized on a periodic basis over the expected term of the lease. See Note 14 for additional information.

Deferred revenue
(t)	Deferred revenue

The Group receives prepayments for services in advance of service performance from certain customers. The amounts received in advance are recorded as deferred revenue and recognized as revenue in the period which the corresponding services are performed.

Derivative financial instrument
(u)	Derivative financial instrument

ASC 815, “Accounting for Derivative Instruments and Hedging Activities” (“ASC 815”) requires every derivative financial instrument (including certain derivative financial instruments embedded in other contracts) to be recorded on the balance sheet at fair value as either an asset or a liability. ASC 815 also requires that changes in the fair value of recorded derivatives be recognized currently in earnings unless specific hedge accounting criteria are met. The Group’s derivative financial instrument included the call option written to the investor to purchase the convertible notes issued in July 2020 classifies as “derivative liabilities” (the “Call Option”). For the year ended December 31, 2020, the Group recognized fair value losses of US$11,466 on the derivative liabilities. The Call Option was exercised by the investor on July 30, 2020. There was no derivative financial instrument as of December 31, 2021 and 2022.

Convertible notes
2	Principal accounting policies (Continued)
(v)	Convertible notes

The Group determines the appropriate accounting treatment of its convertible notes in accordance with the terms in relation to the conversion feature, call and put option, and beneficial conversion feature (“BCF”). After considering the impact of such features, the Group may account for such instrument as a liability in its entirety, or separate the instrument into debt and equity components following the respective guidance described under ASC 815 and ASC 470 “Debt”.

The conversion features of the convertible notes of the Group meets the definition of a derivative whereby no BCF shall be separately accounted for. Moreover, the Group has elected the fair value option for convertible notes accounted for as a liability in its entirety whereby the conversion features that meet the definition of a derivative are not bifurcated given that the entire debt instrument is legally a single contract therefore not to be separated into parts for purposes of applying the fair value option. Such fair value option permits the irrevocable election on an instrument-by-instrument basis at initial recognition of an asset or liability or upon an event, that gives rise to a new basis of accounting for that instrument. The convertible notes accounted for under the fair value option are carried at fair value with realized or unrealized gains and losses recorded in the consolidated statements of comprehensive loss.

Convertible notes are classified as current liabilities if they are convertible or redeemable on demand or if their due date is or will be within one year from the balance sheet date. There were no convertible notes as of December 31, 2021 and 2022.

Treasury shares
(w)	Treasury shares

The Company accounted for those shares repurchased as treasury shares at cost in accordance with ASC 505-30, and the treasury shares acquired are shown separately in shareholders’ equity as the Company has not yet decided on the ultimate disposition of those shares. If and when the Company cancels the treasury shares, the difference between the original issuance price and the repurchase price will be debited into additional paid-in capital.

Revenue recognition and cost of revenues
(x)	Revenue recognition and cost of revenues

The following table presents our revenue recognized from contracts with customers disaggregated by the four types of pricing models:

	For the years ended December 31,
	2020	2021	2022
Recognized over time
- Sales agent	5,834	4,195	2,549
- Cost-plus	26,738	26,062	8,909
- SaaS products and services	28,545	57,756	62,207
	61,117	88,013	73,665

Recognized at point in time
- Specified actions	193,280	212,353	94,498
- SaaS products and services	348	7,336	917
	193,628	219,689	95,415
Total	254,745	307,702	169,080

2	Principal accounting policies (Continued)
(x)	Revenue recognition and cost of revenues (Continued)

The Group’s Marketing Solutions service offerings are the provisions of online advertising services. The Group utilizes a combination of pricing models and revenue is recognized when the related services are delivered based on the specific terms of the contract, which are commonly based on (i) agreed incentive to be earned for being a sales agent of a publisher, (ii) cost-plus or (iii) specified actions (e.g. cost per impression (“CPM”) and cost per click (“CPC”)) and related campaign budgets, depending on the customers’ preferences and their campaigns launched. The Group also offers the Enterprise Solutions via the offering of SaaS products and services.

The Group recognizes revenue when the Group satisfies a performance obligation by transferring a promised service to a customer. The Group considers the following when determining if a contract exists under which the performance obligations have been satisfied: (i) contract approval by all parties, (ii) identification of each party’s rights regarding the goods or services to be transferred, (iii) specified payment terms, (iv) commercial substance of the contract, and (v) collectability of substantially all of the consideration is probable. Collectability is assessed based on a number of factors, including the creditworthiness of a customer, the size and nature of a customer’s business and transaction history. Revenues are recorded net of value-added taxes.

The Group follows the guidance provided in ASC 606, Revenue from Contracts with Customers, for determining whether the Group is the principal or an agent in arrangements with customers that involve another party that contributes to providing a specified service to a customer. In these instances, the Group determines whether it has promised to provide the specified service itself (as principal) or to arrange for the specified service to be provided by another party (as an agent). This determination depends on the facts and circumstances of each arrangement and, in some instances, involves significant judgment. The Group recognizes revenue from sales agent and cost-plus arrangement amounting to US$32,572, US$30,257, and US$11,458 for the years ended December 31, 2020, 2021 and 2022, respectively, on a net basis as the Group is not primarily responsible for the fulfillment considering the Company only acts as an intermediary in executing transactions between the publishers and the customers, does not have control of the promised service as the Company only places orders based on specification set out by the customers, and does not have full discretion in establishing prices and therefore is the agent in the arrangement with customers. All other revenue of US$222,173, US$277,445 and US$157,622 for the years ended December 31, 2020, 2021 and 2022, respectively, are reported on a gross basis, as the Group has determined it is the principal in the arrangement.

Sales agent

In the arrangement with a particular publisher, the Group acts as a sales agent for this publisher in selling marketing spaces to marketing clients. In return, the Group earns incentives from this publisher based on contractually stipulated amounts when certain spending thresholds are achieved. The Group considers this particular publisher as a customer and record such incentives as net revenues. Incentives from this publisher are calculated on both a quarterly and an annual basis in accordance with the terms as set out in the arrangement.

Revenue under this arrangement is recognized over time given the Group considers this particular publisher simultaneously receives and consumes the benefits provided by the Group’s performance as the Group performs. In other words, when the Group purchases marketing spaces on behalf of the marketing clients throughout the marketing campaigns as requested by them, this particular publisher simultaneously receives and consumes the benefit of the marketing spaces being purchased and therefore the Group is entitled to incentive payment from this publisher.

The Group grants rebates to marketing clients under the sales agent arrangement. The majority of marketing clients under this arrangement are not customers under either the cost-plus arrangement or specified actions arrangement. The Group records rebates granted to such marketing clients as reduction of revenue.

2	Principal accounting policies (Continued)
(x)	Revenue recognition and cost of revenues (Continued)

Cost-plus

For cost-plus advertisement campaigns, sales are recognized at the fair value of the amount received. Discounts granted to marketing clients under cost-plus marketing campaigns are recorded as a reduction of revenue. The determination of whether revenue should be reported on a gross or net basis is based on an assessment of whether the Group is acting as the principal or an agent in the transactions. In the normal course of business, the Group acts as an intermediary in executing transactions between website publishers and marketing clients. The specified service in the cost-plus arrangement is the provision of marketing space, which is controlled by the website publishers, rather than the Group. The Group assists the marketing clients to place orders with specific website publishers based on specification set out the marketing clients. The Group does not have the ability to direct the use of marketing space and does not have any inventory risk. Pricing is generally based on the actual advertising spending incurred by the marketing clients plus a margin. Accordingly, the Group concludes that it is not the principal in these arrangements and reports revenue earned and costs incurred related to these transactions on a net basis.

Revenue under this arrangement is recognized over time as the Group considers its customers simultaneously receive and consume the benefits provided by the Group’s performance. At the time the Group purchases marketing spaces during the contract term for its customers, the customers’ advertisements could be placed throughout the marketing campaign. Revenue recognition under this arrangement is not based on an occurrence of significant act or milestone method.

Throughout the various services delivered to clients under the cost-plus arrangements, the Group earns rebates from publishers and grant rebates to marketing clients. The rebates that the Group grants to marketing clients under cost-plus arrangement are recorded as reduction of revenue, based on the spending amount the marketing clients would actually incur to earn the corresponding level of rebates. The rebates that the Group receives from publishers under the cost-plus arrangements are recorded as revenue. These rebates are recognized when a particular milestone is achieved (i.e. applying the relevant rebates based on the level of spending threshold actually achieved) and spending has actually occurred.

Specified actions

The Group also generates revenue from performing specified actions (e.g a CPM and CPC basis). Revenue is recognized on a CPM or CPC basis as impressions or clicks are delivered while revenue is recognized once agreed actions are performed. For the specified actions advertisement campaigns, the Group is the principal as it has the obligation to deliver successful actions requested by marketing clients. Also, the Group will only be paid if successful actions can be delivered and is exposed to risk of loss. In terms of pricing, the Group has complete latitude in establishing the selling prices of each of the CPM and CPC pricing model. The Group’s margin may vary as the costs incurred to deliver successful actions may vary and is therefore exposed to risk of loss whereby validating its degree of responsibility to its customers. Although the inventory risk under specified actions arrangement is considered to be low, the Group concludes that it is the principal in such arrangement as it is the principal ultimately responsible for delivering successful actions and in charge of establishing the price per action. Accordingly, the Group reports revenue earned and costs incurred related to these transactions on a gross basis.

2	Principal accounting policies (Continued)
(x)	Revenue recognition and cost of revenues (Continued)

Specified actions (Continued)

Revenues under this arrangement is recognized at point-in-time when the Group is able to deliver the specified actions as requested by the customers. Upon the occurrence of the specified actions, the customers take control of the specified actions and this is when the Group recognizes the corresponding revenue. Unlike the cost-plus arrangement, when the Group purchases marketing spaces in order to deliver the specified actions, the customers do not receive and consume the benefit as the benefit to be received by the customers is the occurrence of the specified actions. Also, the Group does not create or enhance an asset that the customers control as the marketing spaces ultimately belong to the publishers. The Group does not have any right to payment for simply purchasing the marketing spaces and would only be compensated upon delivery of the specified actions.

The Group also grants rebates to marketing clients under the specified actions arrangement. Same as the treatment under cost-plus arrangement, the rebates that the Group grants to marketing clients under cost-plus arrangement are recorded as reduction of revenue and are recorded based on the amount the marketing clients would actually incur to earn the corresponding level of rebates. The rebates that the Group receives from publishers under the specified actions arrangement are recorded as a reduction of cost of revenues. These rebates are recognized when a particular milestone is achieved (i.e. applying the relevant rebates based on the level of spending threshold actually achieved) and spending has actually occurred.

Cost of revenues consists of the costs to purchase space for the online advertising operations, amortization expenses related to the Group’s computer software and systems, salaries and benefits of relevant operations and support personnel and depreciation of relevant property and equipment and impairment on relevant intangible assets. The Group becomes obligated to make payments related to website publishers in the period the marketing impressions and click-through occur. Such expenses are classified as cost of revenues in the consolidated statements of comprehensive loss as incurred. Cost of revenues also includes rebates received from website publishers which are recorded as a reduction of cost of revenues when the Group is acting as a principal in a transaction.

SaaS products and services

Under this arrangement, the Group offers SaaS products and services through provision of software and data analytical tool licenses, customer relationship management (“CRM”) solutions and digitalized operational solutions services. Revenues under this arrangement primarily consist of fees for (i) licensing to provide customers with access to one or more of the existing cloud applications for e-commerce, marketing and customer management, (ii) the development of new cloud applications customized for individual customer, (iii) licenses for on-premises software, and (iv) various combinations of software and data analytical tool licenses, CRM solutions, and digitalized operational solutions services provided by the Group. Contracts with customers under this arrangement are generally with a term of 1 to 24 months.

Revenues from licensing of existing cloud applications are generally recognized ratably over time over the contract term beginning on the date that the licensing service is made available to the customer, whereby the Group considers that its customers simultaneously receive and consume the benefits provided by the use of existing cloud applications. The Group does not have other right to consideration in exchange for goods or service that the Group has transferred to a customer when that right is conditional on something other than the passage of time.

2	Principal accounting policies (Continued)
(x)	Revenue recognition and cost of revenues (Continued)

SaaS products and services (Continued)

Revenues from developing new cloud applications exclusively customized for customers and licenses for on-premises software is recognized at point-in-time when the Group is able to deliver the cloud applications to customers or when the Group provides customers with right to use the on-premises software. The Group considers the transfer of control of new cloud applications/software to customer, which represents a distinct performance obligation, to be completed when such cloud applications/software are on-premise and fully functional such that the customer can use and benefit from the cloud applications/software on its own.

Besides, the Group also provides certain additional services along with the above arrangements of cloud application development and software licensing, such as technical support, bug fixes, CMR solutions and digitalized operational solutions. These additional services are considered to be a series of distinct services that are substantially the same and have the same duration and measure of progress; therefore, the Group concludes that they represent a separate combined performance obligation. Revenues from such additional services are recognized ratably over-time over the contract period.

The respective stand-alone selling prices of each of these performance obligations are determined based upon observable prices in stand-alone transactions and contractually stated price whereby no allocation of selling prices among individual performance obligations are required.

Cost of revenues for SaaS products and services primarily comprises amortization expenses related to the Group’s computer software and systems, salaries and benefits of relevant operations and support personnel, depreciation of relevant property and equipment and other direct service costs.

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent amounts invoiced and revenue recognized prior to invoicing when the Group has satisfied its performance obligations and has the unconditional right to payment. The Group normally does not have contract assets, which are primarily unbilled accounts receivable that are conditional on something other than the passage of time.

Deferred revenue represents contract liabilities which related to unsatisfied performance obligations at the end of the period. Due to the generally short-term duration of the contracts, the majority of the performance obligations are satisfied in the following reporting period. Revenue recognized during the years ended December 31, 2021 and 2022, respectively, relating to deferred revenue as of January 1, 2021 and 2022 was US$18,795 and US$13,108, respectively. For the amount remained as deferred revenue as of January 1, 2021 and 2022, respectively, but not recognized as revenue during the years ended December 31, 2021 and 2022, respectively, there is still a contractual obligation for the Group to provide service whereby the Group is not obliged to make any refund of the amount received from customers. Such amount will be recognized as revenue when all of the revenue recognition criteria are met.

Revenue recognized in the current period from performance obligations related to prior periods was not material.

2	Principal accounting policies (Continued)
(x)	Revenue recognition and cost of revenues (Continued)

Practical Expedients

The Group has used the following practical expedients as allowed under ASC 606:

(i)	The transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied, has not been disclosed as substantially all of the Group’s contracts have a duration of one year or less.
(ii)	Payment terms and conditions vary by contract type, although terms generally include a requirement of prepayment or payment within one year or less. In instances where the timing of revenue recognition differs from the timing of invoicing, the Group has determined that its contracts generally do not include a significant financing component.
(iii)	The Group generally expenses sales commissions when incurred because the amortization period would be one year or less. These costs are recorded within sales and marketing expenses.

Prepaid media costs
(y)	Prepaid media costs

Prepaid media costs represent prepayments for online space paid by the Group to third party publishers of websites. Upon utilization, media costs are recognized in cost of revenues when the Group is determined as acting as the principal. However, when the Group is determined as acting as the agent, those costs are recognized as deduction to revenue by the Group. These prepayments are classified as current considering the corresponding online spaces are expected to be purchased and utilized within twelve months from the date of payments.

Research and development expenses
(z)	Research and development expenses

Research and development expenses consist primarily of (i) salary and welfare for research and development personnel, (ii) leases expenses and (iii) depreciation of office premise and servers utilized by research and development personnel. Costs incurred during the research stage are expensed as incurred. Costs incurred in the development stage, prior to the establishment of technological feasibility, which is when a working model is available, are expensed when incurred.

The Group accounts for internal use software development costs in accordance with guidance on intangible assets and internal use software. This requires capitalization of qualifying costs incurred during the software’s application development stage and to expense costs as they are incurred during the preliminary project and post implementation/operation stages.

The Group incurred development costs in connection with an internal-use enterprise resource planning (“ERP”) software to further enhance management to monitor the business. While internal and external costs incurred during the preliminary project stage are expensed as incurred, costs relating to activities during the application development stages have been capitalized. For the years ended December 31, 2020, 2021 and 2022, the Group has capitalized development costs related to ERP software of US$156, US$111 and US$nil, respectively, as intangible assets. In addition, the Group incurred other research and development costs in relation to other internal use software used to support its operations. Any development costs qualified for capitalization were immaterial for the periods presented. For the years ended December 31, 2020, 2021 and 2022, the Group has not capitalized any other costs related to internal use software other than the ERP software.

Sales and marketing expenses
(aa)	Sales and marketing expenses

Sales and marketing expenses consist primarily of (i) advertising and marketing expenses, and (ii) salary and welfare for sales and marketing personnel. Advertising expenses are recorded as sales and marketing expenses when incurred, and totaled US$8,658, US$10,458 and US$6,769 for the years ended December 31, 2020, 2021 and 2022, respectively.

General and administrative expenses
(ab)	General and administrative expenses

General and administrative expenses consist primarily of (i) salary and welfare for general and administrative personnel, (ii) professional service fees, and (iii) allowance for credit losses.

Employee social security and welfare benefits
(ac)	Employee social security and welfare benefits

Employees of the Group in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Group is required to contribute to the plan based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government.

The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed and no legal obligation beyond the contributions made.

The Group also makes payments to other defined contribution plans for employees employed by subsidiaries outside the PRC. The Company and subsidiaries incorporated in Hong Kong are required to make contributions to Mandatory Provident Funds under the Hong Kong Mandatory Provident Fund Schemes Ordinance. Such contributions are recognized as an expense in profit or loss as incurred.

Non-controlling interests
(ad)	Non-controlling interests

The non-controlling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interests are presented on the face of the consolidated statement of comprehensive loss as an allocation of the total income or loss for the year between non-controlling interests holders and the shareholders of the Company.

Income taxes
(ae)	Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheets and under other expenses in its statements of comprehensive loss. The Group did not recognize any significant interest and penalties associated with uncertain tax positions for the years ended December 31, 2020, 2021 and 2022. As of December 31, 2021 and 2022, the Group did not have any significant unrecognized uncertain tax positions.

Share-based compensation
(af)	Share-based compensation

The Company grants stock-based awards, including share options, restricted share units and warrants of the Company, to eligible employees, officers, directors, and non-employee consultants. The Company accounts for share-based awards granted to employees in accordance with ASC 718, “Compensation - Stock Compensation” and share-based awards granted to non-employees in accordance with ASC subtopic, 505-50 (“ASC 505-50”), “Equity-Based Payments to Non-Employees”. ASC 505. On January 1, 2019, the Group adopted ASU 2018-07, Compensation—Stock Compensation (Topic 718): Improvement to Nonemployee Share-based Payment Accounting to amend the accounting for share-based payment awards issued to non-employees. Under ASU 2018-07, the accounting for awards to non-employees are similar to the model for employee awards.

Option and RSUs granted to employees

Under the fair value recognition provisions of ASC 718-10, share-based compensation costs are measured at the grant date. The share-based compensation expenses have been categorized as either general and administrative expenses, sales and marketing expenses or research and development expenses, depending on the job functions of the grantees. For the options and RSUs granted to employees, the compensation expense is recognized using the graded-vesting attribution approach over the requisite service period, which is generally the vesting period. Forfeitures are estimated at the time of grant, with such estimate updated periodically and with actual forfeitures recognized currently to the extent they differ from the estimate. In determining the fair value of the Company’s share options, the binomial option pricing model has been applied. The fair value of RSUs is determined with reference to the fair value of the underlying shares.

Option modification

According to ASC 718, a change in any of the terms or conditions of equity based awards shall be accounted for as a modification of the award. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified. For vested options, the Group would recognize incremental compensation costs on the date of modification and for unvested options, the Group would recognize, prospectively and over the remaining requisite service period, the sum of the incremental compensation costs and the remaining unrecognized compensation costs for the original award.

Option, RSUs and warrants granted to non-employees

Pursuant to ASU No. 2018-07, Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-07”), stock-based awards granted to consultants and non-employees are accounted for in the same manner as awards granted to employees as described above.

Options and warrants of the Company issued to non-employees are measured based on fair value of the options and warrants which are determined by using the binomial option pricing model and RSUs of the Company issued to non-employees are measured based on fair value of the RSUs which are determined with reference to the fair value of the underlying shares.

Government subsidies
(ag)	Government subsidies

The Group receives subsidies from Hong Kong and the local PRC government for general use. General-use subsidies which are not subject to any conditions or specific use requirements are recorded as subsidy income in the consolidated statements of comprehensive loss.

Statutory reserves
(ah)	Statutory reserves

The Company’s subsidiaries, a consolidated VIE and subsidiaries incorporated in the PRC, are required on an annual basis to make appropriations of retained earnings set at certain percentage of after-tax profit determined in accordance with PRC accounting standards and regulations (“PRC GAAP”).

Appropriation to the statutory general reserve should be at least 10% of the after tax net income determined in accordance with the legal requirements in the PRC until the reserve is equal to 50% of the entities’ registered capital. The Group is not required to make appropriation to other reserve funds and the Group does not have any intentions to make appropriations to any other reserve funds.

The general reserve fund can only be used for specific purposes, such as setting off the accumulated losses, enterprise expansion or increasing the registered capital. Appropriations to the general reserve funds are classified in the consolidated balance sheets as statutory reserves.

There are no legal requirements in the PRC to fund these reserves by transfer of cash to restricted accounts, and the Group was not done so.

Relevant laws and regulations permit payments of dividends by the PRC subsidiaries and affiliated companies only out of their retained earnings, if any, as determined in accordance with respective accounting standards and regulations. Accordingly, the above balances are not allowed to be transferred to the Company in terms of cash dividends, loans or advances.

Related parties
(ai)	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Dividends
(aj)	Dividends

Dividends are recognized when declared. No dividends were declared for the years ended December 31, 2020, 2021 and 2022, respectively. The Group does not have any present plan to pay any dividends on ordinary shares in the foreseeable future. The Group currently intends to retain the available funds and any future earnings to operate and expand its business.

Loss per share
(ak)	Loss per share

Basic loss per share is computed by dividing net loss attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year using the two class method. The Group uses the two-class method to calculate net loss per share though both classes share the same rights in dividends. Therefore, basic and diluted loss per share are the same for both classes of ordinary shares. Using the two class method, net loss is allocated between ordinary shares based on their participating rights.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalents shares outstanding during the year. Dilutive equivalent shares are excluded from the computation of diluted loss per share if their effects would be anti-dilutive. Ordinary share equivalents consist of the ordinary shares issuable in connection with the Group’s convertible notes and ordinary shares issuable upon the conversion of the stock options and warrants and vesting of RSUs, using the treasury stock method.

Comprehensive income/loss
(al)	Comprehensive income/loss

Comprehensive income/loss is defined as the change in shareholders’ equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders.

Comprehensive income/loss is reported in the consolidated statements of comprehensive loss. Accumulated other comprehensive income/losses of the Group include the foreign currency translation adjustments.

Segment reporting
(am)	Segment reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The CODM is comprised of certain members of the Company’s management team.

The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The Group’s operating segments are based on this organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results.

The Group reports two operating segments: 1) Marketing Solutions, and 2) Enterprise Solutions. This segment reporting aligns with the manner in which the Group’s CODM currently receives and uses financial information to allocate resources and evaluate the performance of reporting segments.

Recently issued accounting pronouncements
(an)	Recently issued accounting pronouncements

In August 2020, the FASB issued ASU No. 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. The ASU is effective for public in fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. The Group did not early adopt and is currently evaluating the impact of adopting this ASU on its consolidated financial statements.

In October 2021, the FASB issued ASU No. 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which clarifies the accounting for acquired revenue contracts with customers in a business combination by addressing diversity in practice and inconsistency regarding (i) the recognition of an acquired contract liability; and (ii) payment terms and their effect on subsequent revenue recognized by the acquirer. The amendments in this update are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption of the amendments is permitted. The Group did not early adopt the amendments. The Group is currently evaluating the impact of adopting this ASU on its consolidated financial statements.

In March 2022, the FASB issued ASU No. 2022-02, Financial Instruments—Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures, which eliminates the accounting guidance for troubled debt restructurings by creditors in Subtopic 310-40, Receivables—Troubled Debt Restructurings by Creditors, while enhancing disclosure requirements for certain loan refinancing and restructurings by creditors when a borrower is experiencing financial difficulty and requires that an entity disclose current-period gross write-offs by year of origination for financing receivables and net investments in leases within the scope of Subtopic 326-20, Financial Instruments—Credit Losses—Measured at Amortized Cost. For entities that have adopted ASU 2016-13, the amendments in this update are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption of the amendments is permitted if ASU 2016-13 has already been adopted. The Group did not early adopt and is currently evaluating the impact of adopting this ASU on its consolidated financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820)—Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value and an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The amendments in this update are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption of the amendments is permitted. The Group did not early adopt and is currently evaluating the impact of adopting this ASU on its consolidated financial statements.